Bitwise MARA Option Income Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 14.5%
Calls – Exchange-Traded – 14.5%
MARA Holdings, Inc.
Expiration: 10/17/25; Exercise Price: $16.01
(a)
......................... 3,072 $ 4,918,272 $ 820,777
Total Purchased Options (Cost $407,557) .......................................................... 820,777
Shares
Money Market Funds – 4.9%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $277,367) ............................................................. 277,367 277,367
Total Investments – 19.4%
(Cost $684,924) ............................................................................. $ 1,098,144
Other Assets in Excess of Liabilities – 80.6% ........................................................ 4,566,258
Net Assets – 100.0% .......................................................................... $ 5,664,402
Number of
Contracts Notional Amount
Written Options – (6.1)%
Calls – Exchange-Traded – (4.0)%
MARA Holdings, Inc.
Expiration: 10/03/25; Exercise Price: $17.50 .......................... (737) $ (1,289,750) (74,437)
Expiration: 10/03/25; Exercise Price: $18.00 .......................... (736) (1,324,800) (52,256)
Expiration: 10/03/25; Exercise Price: $18.50 .......................... (122) (225,700) (5,978)
Expiration: 10/17/25; Exercise Price: $20.00 .......................... (775) (1,550,000) (57,350)
Expiration: 10/17/25; Exercise Price: $21.00 .......................... (700) (1,470,000) (38,500)
(228,521)
Puts – Exchange-Traded – (2.1)%
MARA Holdings, Inc.
Expiration: 10/17/25; Exercise Price: $16.01 .......................... (3,072) (4,918,272) (119,747)
Total Written Options (Premiums Received $455,085) ................................................. $ (348,268)
(a) Held in connection with Written Options.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Option ............................................................................... 14.5%
Money Market Funds ............................................................................. 4.9%
Total Investments ................................................................................ 19.4%
Other Assets in Excess of Liabilities .................................................................. 80.6%
Net Assets ..................................................................................... 100.0%